OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER CURRENT ASSETS

NOTE 13. OTHER CURRENT ASSETS

Other current assets consist of the following:

	December 31
(in US$ thousands)	2013	2014
Loans receivable - current	$3,394	$27
Less: Allowance for loans receivable - current	(3,394)	(27)
Deferred income tax assets - current, net (Note 25)	—	—
Other	293	325

	$293	$325

The following is a reconciliation of changes in our Company’s allowance for loans receivable - current during the years ended December 31, 2012, 2013 and 2014:

(in US$ thousands)	2012	2013	2014
Balance at beginning of year	$5,057	$3,437	$3,394
Less: Writes-offs	(1,620)	—	(3,359)
Less: Reversal for collection of bad debt	—	(54)	—
Translation adjustment	—	11	(8)

Balance at end of year	$3,437	$3,394	$27